IntraNav Acquisition	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
IntraNav Acquisition	IntraNav Acquisition
On December 9, 2021, the Company, through its wholly owned subsidiary, Inpixon Germany, through its wholly owned subsidiary, Nanotron Technologies acquired IntraNav GmbH. IntraNav will bring new, comprehensive products and technologies, and a broad IP portfolio to strengthen the Company's established RTLS product line. In exchange for a Purchase Price of $1.1 million, the Purchaser acquired all the outstanding shares of IntraNav. The goodwill of $0.5 million arising from the Acquisition consists of an acquired workforce, as well as synergies and economies of scale expected from combined operations of Nanotron and IntraNav.

The Acquisition is being accounted for as a business combination in accordance with ASC 805. The Company has determined the fair values of the assets acquired and liabilities assumed in the Acquisition. The Company has made the allocation of the purchase price of the Acquisition to the assets acquired and the liabilities assumed as of the purchase date. The following table summarizes the purchase price allocations relating to the Acquisition:

Cash Considerations (EUR)	€1,000,000
Less: IntraNav's indebtedness in excess of EUR 150,000	—
Total Purchase Price (EUR)	€1,000,000
Total Purchase Price (USD) - at 1.13249 USD per EUR	$1,132,490

Fair Value Allocation
Assets acquired:
Cash and cash equivalents	$109
Accounts receivable	110
Prepaid expenses and other current assets	135
Inventory	844
Right of use asset	312
Property, plant, and equipment	30
Other assets	113
Tradename & trademarks	168
Proprietary technology	507
Customer relationships	197
Goodwill	482
Total assets acquired	$3,007

Liabilities assumed:
Accounts payable	2
Accrued liabilities	413
Lease liabilities – current	54
Lease liabilities - noncurrent	231
Payable to new parent	391
Deferred revenue	784
Total liabilities assumed	1,875
Estimated fair value of net assets acquired:	$1,132
Total acquisition-related costs for the Acquisition incurred during the year ended December 31, 2021, was $209,036, and is included in selling, general and administrative expense in the Company's consolidated statements of operations. The following table details the acquisition related costs for the Acquisition:

Accounting fees	$10
Legal fees	199
Total acquisition costs	$209